Organization, Business Operations and Going Concern (Details Textual) (USD $)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Feb. 25, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012	Feb. 18, 2011
Percentage Increase In Public Offering								10.00%
Proceeds From Issuance Initial Public Offering	$ 16,556,824	$ 0	$ 0	$ 18,019,851	$ 0	$ 18,019,851	$ 18,019,851
Proceeds From Exercise Of Over Allotment Option By Underwritters				2,388,027
Proceeds From Issuance Of Equity Including Exercise Of Over Allotment Option By Underwritters				18,944,851
Deposits To Trusts From Proceeds Of Public Offering Issuance		18,835,874
Minimum Price To Be Traded For Release Of Trust Fund (in dollars per share)		$ 5.7
Percentage Of Public Offering Repurchase Upon Fall In Trading Price		50.00%
Shares Public Offering Repurchased Upon Fall In Trading Price (in shares)		1,581,250
Stock Repurchased During Period Shares (in shares)		400,134			400,134
Stock Repurchased During Period Value		2,307,892			2,307,892
Percentage Of Public Offering Expected To Be Redeemed In Cash		58.38%			58.37%	58.37%	58.38%
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99
Stock Expected To Be Redeemed (in shares)		1,846,327			1,845,879	1,845,879	1,846,327
Repurchase Price Per Share On Liquidation (in dollars per share)		5.96					5.96
Net Cash Provided By (Used In) Operating Activities		$ 21,037	$ (40,091)	$ 1,288	$ (113,541)	$ (112,253)	$ (91,216)
Voting In Favor Of Bussiness Combination [Member]
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99
Repurchase Price Per Share On Liquidation (in dollars per share)		5.96					5.96
Voting Against Bussiness Combination [Member]
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99
Repurchase Price Per Share On Liquidation (in dollars per share)		5.96					5.96